Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs [Abstract]
Amortization of deferred finance costs and debt discounts	$ 1,393	$ 1,121
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	81	154
Other	64	101
Total	10,395	6,172
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	8,767	4,416
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 90	$ 380